ORGANIZATION AND BASIS OF ACCOUNTING	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF ACCOUNTING

NOTE 1 – ORGANIZATION AND BASIS OF ACCOUNTING

Organization

HNO International, Inc. (the “Company”) specializes in the design, integration, and development of green hydrogen-based clean energy technologies. With the Company’s management having over 14 years of experience in the field of green hydrogen production, the Company is committed to providing scalable products that help businesses and communities decarbonize, reduce emissions, and cut operational costs. HNO stands for Hydrogen and Oxygen. The Company is at the forefront of developing innovative solutions, such as the Compact Hydrogen Refueling System (“CHRS”) and the Compact Hydrogen Production System (“CHPS”), which can be used to produce green hydrogen for various applications including fuel cell electric vehicles, hydrogen internal combustion engines, heating, and cooking. The CHPS is highly scalable, capable of producing 100-2,000 (or more) kilograms of hydrogen per day for commercial use in various applications. In addition, the Company develops energy systems that complement the zero-emissions EV infrastructure, reduce harmful emissions, and cut maintenance costs of commercial diesel fleets. By integrating components from leading industry partners, the Company aims to transition fossil fuels to cleaner alternatives and promote lower emissions.

NOTE 1 – ORGANIZATION AND BASIS OF ACCOUNTING

Organization

HNO International, Inc. (the “Company”) specializes in the design, integration, and development of green hydrogen-based clean energy technologies. With the Company’s management having over 14 years of experience in the field of green hydrogen production, the Company is committed to providing scalable products that help businesses and communities decarbonize, reduce emissions, and cut operational costs. HNO stands for Hydrogen and Oxygen. The Company is at the forefront of developing innovative solutions, such as the Compact Hydrogen Refueling System (“CHRS”) and the Compact Hydrogen Production System (“CHPS”), which can be used to produce green hydrogen for various applications including fuel cell electric vehicles, hydrogen internal combustion engines, heating, and cooking. The CHPS is highly scalable, capable of producing 100-2,000 (or more) kilograms of hydrogen per day for commercial use in various applications. In addition, the Company develops energy systems that complement the zero-emissions EV infrastructure, reduce harmful emissions, and cut maintenance costs of commercial diesel fleets. By integrating components from leading industry partners, the Company aims to transition fossil fuels to cleaner alternatives and promote lower emissions.